UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Supplemental Income Statement Elements [Abstract]
Ship management fees	$ 1,989	[1]	$ 2,407	[1]	$ 3,768	[1]	$ 3,456	[1]
Management and administrative services fees	758	[2]	697	[2]	1,410	[2]	1,393	[2]
Interest Expense, Related Party	$ 0		$ 600		$ 0		$ 1,200

[1]	Ship management fees - Golar and certain of its affiliates charged ship management fees to us for the provision of technical and commercial management of the vessels. Each of our vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[2]	Management and administrative services agreement - On March 30, 2011, we entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management provides to us certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. We may terminate the agreement by providing 120 days' written notice.